Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ (18,675,147)		$ (18,675,147)		$ (9,486,488)
Derivative financial instruments (cost) income, net	$ (2,489,947)	$ 16,757,949	$ (2,788,339)	$ 24,509,153